Consolidated Statements of Comprehensive Loss ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 ILS (₪) ₪ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 ILS (₪) ₪ / shares shares	Dec. 31, 2018 ILS (₪) ₪ / shares shares
Statement Line Items [Line Items]
Research and development expenses, net | ₪	₪ 5,883		₪ 12,122	₪ 13,513
General and administrative expenses		$ 8,111	10,210	15,734
Total operating expenses | ₪	13,994		22,332	29,247
Operating loss | ₪	13,994		22,332	29,247
Financial income | ₪	0		(6,993)	(9,154)
Financial expenses | ₪	4,083		1,469	20
Total Comprehensive loss | ₪	₪ 18,077		₪ 16,808	₪ 20,113
Loss per share
Basic and diluted loss per share (in New Shekels per share and Dollars per share) | ₪ / shares	₪ 0.049		₪ 0.079	₪ 0.155
Weighted average number of shares outstanding used to compute basic and diluted loss per share (in Shares) | shares	368,078,786	368,078,786	212,642,505	129,426,091
U.S. Dollars
Statement Line Items [Line Items]
Research and development expenses, net		$ 1,830
General and administrative expenses		2,523
Total operating expenses		4,353
Operating loss		4,353
Financial income		0
Financial expenses		1,270
Total Comprehensive loss		$ 5,623
Loss per share
Basic and diluted loss per share (in New Shekels per share and Dollars per share) | $ / shares		$ 0.015
Weighted average number of shares outstanding used to compute basic and diluted loss per share (in Shares) | shares	368,078,786	368,078,786